Investment Strategy - Variant Perception Cycle Aware US Equity ETF	Dec. 15, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks to achieve long-term capital appreciation while reducing downside risk by investing in select equity securities of large capitalization (“large cap”) U.S. companies and cash and cash equivalents (“cash”) using a systematic approach managed by Variant Perception, LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”). Under normal circumstances, between 100% and 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities of U.S. companies. The Sub-Adviser considers a company to be a U.S. company if: (i) at least 50% of the company’s assets are located in the United States; (ii) at least 50% of the company’s revenue is generated in the United States; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in the United States; or (iv) the company’s securities are traded principally in the United States. The Fund defines equity securities to include common and preferred stocks, rights, warrants, and depositary receipts. The Fund defines large cap companies as companies larger than $5 billion in market capitalization.
To construct the Fund’s portfolio, the Sub-Adviser begins by evaluating competitive dynamics across sectors in the Fund’s large cap investable universe using its proprietary capital cycle model. The Sub-Adviser conducts this evaluation by aggregating the fundamental data of individual companies within sectors, and then utilizes that information to decide how much of the Fund’s portfolio to allocate to each sector. The Fund seeks to avoid industries where, in the Sub-Adviser’s opinion, overinvestment and overcompetition is beginning to impede return on invested capital. Following this sector analysis, the Sub-Adviser selects individual securities for the Fund based on its proprietary analysis of a company’s quality and behavioral factors.
The Sub-Adviser measures quality by profitability (i.e., gross profit/total assets, return on equity, return on assets, cash flow/total assets), safety (i.e., debt/total assets, price to economic book value, revenue per share, volatility of return on equity) and growth (i.e., growth in profitability measures relative to the risk free rate). The Sub-Adviser considers crowding, which is used to gauge the popularity of a stock relative to its peers, as a primary behavioral signal. The Sub-Adviser believes less crowded stocks tend to outperform when the overall market is volatile, whereas the most crowded stocks tend to underperform when the overall market is volatile.
In addition, the Fund seeks to lower downside risk by systematically incorporating a rules-based allocation of up to 20% of its net assets to cash. The Sub-Adviser establishes the Fund’s cash allocation using a proprietary quantitative model to determine macroeconomic risk based on U.S., Eurozone, and Chinese growth, inflation, liquidity and central bank policy. The model considers leading indicators, identified by the Sub-Adviser, based on market and economic data for the global business cycle to determine a “macro risk” score. As macro risk increases, the Fund will allocate a higher portion of its assets to cash. As macro risk decreases, the Fund will allocate more assets to equities. The Fund’s investments in cash may consist of short-term U.S. government securities and government agency securities, investment grade money market instruments, money market mutual funds, investment grade fixed income securities, repurchase agreements, commercial paper, and exchange-traded investment vehicles that principally invest in the foregoing instruments.
All investments in the portfolio are continually monitored with the Fund’s portfolio being systematically rebalanced monthly, but this may occur more or less frequently based on the model’s allocation signals or in the judgment of the Sub-Adviser. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
The Sub-Adviser expects the Fund’s investment strategy to result in active and frequent trading of portfolio holdings resulting in higher portfolio turnover. Although the Fund seeks investments across a broad array of sectors and companies, from time to time, based on market conditions and portfolio positioning, the Fund’s investment strategy may emphasize exposure to particular sectors. At launch, the Fund anticipates it may be focused in the technology sector.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, between 100% and 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities of U.S. companies.